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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21483
                                  ----------------------------------------------

                                 Veracity Funds
  ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     401 W. Main Street, Suite 2100    Louisville, Kentucky          40202
--------------------------------------------------------------------------------
          (Address of principal executive offices)                  (Zip code)

                                 Wade R. Bridge

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (502) 657-6460
                                                     ----------------------

Date of fiscal year end:    February 28, 2007
                          ------------------------------


Date of reporting period:   May 31, 2006
                          ------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
================================================================================
    SHARES    COMMON STOCKS - 95.0%                                   VALUE
--------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 4.7%
    21,087    Aftermarket Technology Corp.(a)                     $    511,992
    28,701    Ameristar Casinos, Inc.                                  597,555
    12,820    Bob Evans Farms, Inc.                                    357,550
    17,877    Entercom Communications Corp.                            476,601
    15,142    MarineMax, Inc.(a)                                       435,635
    16,650    Media General, Inc. - Class A                            626,540
    26,267    Ruby Tuesday, Inc.                                       730,485
    14,491    Standard Pacific Corp.                                   435,744
                                                                  ------------
                                                                     4,172,102
                                                                  ------------
              CONSUMER STAPLES - 2.5%
    23,588    J & J Snack Foods Corp.                                  763,072
    51,109    Pathmark Stores, Inc.(a)                                 477,869
    15,509    Pilgrim's Pride Corp.                                    419,208
    33,820    Smart & Final, Inc.(a)                                   580,013
                                                                  ------------
                                                                     2,240,162
                                                                  ------------
              ENERGY - 4.3%
    32,631    EXCO Resources, Inc.(a)                                  391,572
     6,315    Giant Industries, Inc.(a)                                399,108
    15,351    Goodrich Petroleum Corp.(a)                              376,100
     5,645    Holly Corp.                                              470,962
    32,058    KCS Energy, Inc.(a)                                      903,394
    21,852    MKS Instruments, Inc.(a)                                 477,029
    11,393    Oil States International, Inc.(a)                        395,793
    10,545    Whiting Petroleum Corp.(a)                               399,128
                                                                  ------------
                                                                     3,813,086
                                                                  ------------
              FINANCIALS - 27.3%
    27,711    Advanta Corp. - Class B                                1,014,223
     7,303    Affiliated Managers Group, Inc.(a)                       658,731
    30,194    AMCORE Financial, Inc.                                   910,349
    75,700    American Equity Investment Life Holding Co.              987,885
    26,229    Argonaut Group, Inc.(a)                                  806,804
    27,283    Assured Guaranty Ltd.                                    679,620
    22,956    Central Pacific Financial Corp.                          825,727
    67,539    Ceres Group, Inc.(a)                                     404,559
    28,100    Commercial Capital Bancorp, Inc.                         441,170
    19,285    CompuCredit Corp.(a)                                     737,844
    65,603    Dime Community Bancshares                                927,626
    85,250    Doral Financial Corp.                                    642,785
    18,800    Downey Financial Corp.                                 1,280,280
    17,500    FirstFed Financial Corp.(a)                            1,012,200
    18,988    First Midwest Bancorp, Inc.                              667,618
    38,455    Greater Bay Bancorp                                    1,146,343
    15,800    IndyMac Bancorp, Inc.                                    725,220



See accompanying notes to portfolio of investments.

VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES    COMMON STOCKS - 95.0% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
              FINANCIALS - 27.3% (CONTINUED)
    14,246    International Bancshares Corp.                      $    406,011
    28,452    Irwin Financial Corp.                                    586,111
    23,820    MAF Bancorp, Inc.                                      1,031,168
    19,543    Ohio Casualty Corp.                                      583,749
    21,858    PFF Bancorp, Inc.                                        743,172
    36,234    Republic Bancorp, Inc.                                   393,864
    23,587    Resources Connection, Inc.(a)                            601,468
    38,419    Seabright Insurance Holdings(a)                          608,557
    38,391    South Financial Group, Inc. (The)                      1,065,350
    25,109    Sterling Financial Corp.                                 754,274
     2,100    Thomas Weisel Partners Group, Inc.(a)                     46,137
    30,257    Trustmark Corp.                                          908,013
    22,861    United America Indemity Ltd. - Class A(a)                519,631
    21,516    Whitney Holding Corp.                                    777,588
    25,545    World Acceptance Corp.(a)                                821,783
    12,991    Zenith National Insurance Corp.                          519,640
                                                                  ------------
                                                                    24,235,500
                                                                  ------------
              HEALTH CARE - 4.1%
    24,299    Andrx Corp.(a)                                           567,625
    35,732    Option Care, Inc.                                        402,700
    23,001    Owens & Minor, Inc.                                      683,130
    23,810    PAREXEL International Corp.(a)                           683,347
    33,474    Symmetry Medical, Inc.(a)                                623,620
    15,718    Varian, Inc.(a)                                          691,749
                                                                  ------------
                                                                     3,652,171
                                                                  ------------
              INDUSTRIALS - 11.8%
    25,850    AGCO Corp.(a)                                            632,291
    20,655    Aviall, Inc.(a)                                          973,883
    16,330    Banta Corp.                                              807,682
    29,750    BE Aerospace, Inc.(a)                                    659,557
    33,753    Comfort Systems USA, Inc.                                438,789
    56,240    Entegris, Inc.(a)                                        544,403
    25,914    Genesee & Wyoming, Inc. - Class A(a)                     778,457
    10,469    Hub Group, Inc. - Class A(a)                             495,393
    32,885    Interface, Inc. - Class A(a)                             377,520
     7,201    Kennametal, Inc.                                         430,620
    24,251    Labor Ready, Inc.(a)                                     561,411
    14,347    Mobile Mini, Inc.(a)                                     449,778
    18,362    Moog, Inc. - Class A(a)                                  638,447
     7,679    NCI Building Systems, Inc.(a)                            465,655
    22,379    SkyWest, Inc.                                            519,864
    13,045    United Rentals, Inc.(a)                                  425,006
    15,473    URS Corp.(a)                                             655,900
    18,545    Wabtec Corp.                                             648,519
                                                                  ------------
                                                                    10,503,175
                                                                  ------------



See accompanying notes to portfolio of investments.

VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES    COMMON STOCKS - 95.0% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY - 13.7%
    65,488    Agile Software Corp.(a)                             $    431,566
    64,932    ANADIGICS, Inc.(a)                                       554,519
    74,394    Bell Microproducts, Inc.(a)                              449,340
    24,735    Benchmark Electronics, Inc.(a)                           598,834
    34,024    Brooks Automation, Inc.(a)                               411,010
    63,560    C-Cor, Inc.(a)                                           436,022
   116,648    Chordiant Software, Inc.(a)                              376,773
    29,568    CommScope, Inc.(a)                                       864,273
    42,728    Cypress Semiconductor Corp.(a)                           648,611
    44,086    Fairchild Semiconductor International, Inc.(a)           770,182
    33,399    FileNET Corp.(a)                                         870,044
    31,837    Hutchinson Technology, Inc.(a)                           739,573
    14,300    Komag, Inc.(a)                                           593,879
   101,581    Lawson Software, Inc.(a)                                 685,672
    33,625    MPS Group, Inc.(a)                                       505,720
    34,555    MRO Software, Inc.(a)                                    724,964
    67,950    Parametric Technology Corp.(a)                           906,453
    56,941    Perot Systems Corp. - Class A(a)                         799,452
    45,436    Photronics, Inc.(a)                                      766,505
                                                                  ------------
                                                                    12,133,392
                                                                  ------------
              MATERIALS - 7.6%
    11,109    Airgas, Inc.                                             425,364
    15,203    AMCOL International Corp.                                410,937
     3,629    Carpenter Technology Corp.                               405,722
    16,304    Commercial Metals Co.                                    401,241
     7,299    Cytec Industries, Inc.                                   420,276
     6,803    FMC Corp.                                                439,270
    10,873    Foundation Coal Holdings, Inc.                           492,873
    33,994    Hexcel Corp.(a)                                          699,597
    21,706    RBC Bearings, Inc.(a)                                    543,301
     6,459    RTI International Metals, Inc.(a)                        387,863
    13,214    Schnitzer Steel Industries, Inc. - Class A               473,590
    10,868    Silgan Holdings, Inc.                                    406,354
     5,986    Steel Dynamics, Inc.                                     347,727
     7,213    Texas Industries, Inc.                                   353,221
    39,160    U.S. Concrete, Inc.(a)                                   484,801
                                                                  ------------
                                                                     6,692,137
                                                                  ------------
              REAL ESTATE INVESTMENT TRUSTS - 8.5%
    30,584    American Home Mortgage Investment Corp.                1,020,588
    65,009    Annaly Mortgage Management, Inc.                         845,117
    25,930    Corporate Office Properties Trust                      1,024,235
    80,740    Equity Inns, Inc.                                      1,247,433
    21,441    Health Care REIT, Inc.                                   726,635
    69,650    Highland Hospitality Corp.                               842,765
    62,797    NorthStar Realty Finance Corp.                           694,535
    29,588    Republic Property Trust                                  304,756
    72,734    Saxon Capital, Inc.                                      810,984
                                                                  ------------
                                                                     7,517,048
                                                                  ------------



See accompanying notes to portfolio of investments.

VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES    COMMON STOCKS - 95.0% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES - 3.0%
    17,770    Brightpoint, Inc.(a)                                $    379,923
   127,515    Cincinnati Bell, Inc.(a)                                 496,033
    20,312    Comtech Telecommunications Corp.(a)                      610,579
    30,462    EMS Technologies, Inc.(a)                                601,015
    29,097    Iowa Telecommunications Services, Inc.                   523,746
                                                                  ------------
                                                                     2,611,296
                                                                  ------------
              UTILITIES - 7.5%
    19,021    ALLETE, Inc.                                             865,075
    19,697    Cleco Corp.                                              437,470
    24,411    IDACORP, Inc.                                            815,572
    18,659    New Jersey Resources Corp.                               838,162
    22,020    Northwest Natural Gas Co.                                768,058
    19,065    Otter Tail Corp.                                         497,406
    26,310    PNM Resources, Inc.                                      664,854
    36,033    Sierra Pacific Resources(a)                              499,057
    32,002    Vectren Corp.                                            849,013
     9,024    WPS Resources Corp.                                      440,552
                                                                  ------------
                                                                     6,675,219
                                                                  ------------

              TOTAL COMMON STOCKS (Cost $80,115,526)              $ 84,245,288
                                                                  ------------

================================================================================
    SHARES    MONEY MARKET FUNDS - 9.3%                               VALUE
--------------------------------------------------------------------------------
 8,274,073    First American Treasury Obligation Fund - Class Y
               (Cost $8,274,073)                                  $  8,274,073
                                                                  ------------

              TOTAL INVESTMENT SECURITIES AT VALUE - 104.3%
               (Cost $88,389,599)                                 $ 92,519,361

              LIABILITIES IN EXCESS OF OTHER ASSETS - (4.3%)        (3,851,527)
                                                                  ------------

              NET ASSETS - 100.0%                                 $ 88,667,834
                                                                  ============

          (a) Non-income producing security.








See accompanying notes to portfolio of investments.

VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
================================================================================

1.   SECURITIES VALUATION

     Securities of Veracity Small Cap Value Fund that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when Integrity Asset Management, LLC ("the Advisor") determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of Veracity Funds.

2.   SECURITY TRANSACTIONS

     Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

3.   FEDERAL INCOME TAX

     The following information is computed on a tax basis for each item as of May 31,2006:

               Cost of portfolio investments          $ 88,481,343
                                                      ============
               Gross unrealized appreciation          $  6,677,280
               Gross unrealized depreciation            (2,639,262)
                                                      ------------
               Net unrealized appreciation            $  4,038,018
                                                      ============


     The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are either temporary or permanent in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Veracity Funds
             ---------------------------------------------------------



By (Signature and Title)*     /s/ Matthew G. Bevin
                            ------------------------------------------
                            Matthew G. Bevin, President

Date      July 13, 2006
      -------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*     /s/ Matthew G. Bevin
                            ------------------------------------------
                            Matthew G. Bevin, President

Date      July 13, 2006
      -------------------------------------


By (Signature and Title)*     /s/ Mark J. Seger
                            ------------------------------------------
                             Mark J. Seger, Treasurer

Date      July 13, 2006
      -------------------------------------



* Print the name and title of each signing officer under his or her signature.